Financial instruments by categories (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liabilities
Lease liabilities	R$ 2,433	R$ 3,344	R$ 3,205
Loans and borrowings	78,671	146,594	R$ 30,038
Financial Asset [Member]
Assets
Financial investments	338,020	52,149
Trade receivables, contract assets and other, net
Liabilities
Suppliers
Deferred consideration, contingent liabilities and others
Lease liabilities
Loans and borrowings
Total	338,020	52,149
Receivables And Other [Member]
Assets
Financial investments
Trade receivables, contract assets and other, net	43,675	36,525
Liabilities
Suppliers
Deferred consideration, contingent liabilities and others
Lease liabilities
Loans and borrowings
Total	43,675	36,525
Financial liabilities, class [member]
Assets
Financial investments
Trade receivables, contract assets and other, net
Liabilities
Suppliers	74,621	53,951
Deferred consideration, contingent liabilities and others	63,915	31,115
Lease liabilities	2,433	3,344
Loans and borrowings	78,671	146,594
Total	R$ 219,640	R$ 235,004